Summary of Significant Accounting Policies (Details) - Schedule of ordinary shares reflected in the balance sheets - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule of Ordinary Shares Reflected in the Balance Sheets [Abstract]
Ordinary shares subject to possible redemption Beginning (in Dollars)	$ 6,055,016	$ 47,387,687
Less: Redemption of 633,792 shares		(6,529,259)
Less: Redemption of 1,025,281 shares		(10,742,905)
Less: Redemption of 2,375,991 shares		(25,180,851)
Add: Accretion of carrying value to redemption value		64,950
Add: Reclassification of temporary equity		1,055,394
Ordinary shares subject to possible redemption Ending (in Dollars)	$ 4,435,020	$ 6,055,016
Less: Redemption of 159,203 shares	(1,706,346)
Add: Reclassification of temporary equity	86,350